Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Apr. 10, 2023	Dec. 31, 2022	Apr. 19, 2022	Dec. 31, 2021	Jun. 29, 2021	Dec. 31, 2020	Jun. 03, 2020	Dec. 31, 2019	Jun. 03, 2019
Roundhill Ball Metaverse ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Roundhill Ball Metaverse ETF NAV
Account Value	$ 9,598	$ 7,675		$ 4,786		$ 10,063	$ 10,000
Roundhill Cannabis ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Roundhill Cannabis ETF NAV
Account Value	$ 2,126	3,935		3,907	$ 10,000
Roundhill Magnificent Seven ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Roundhill Magnificent Seven ETF NAV
Account Value	$ 22,254	13,521	$ 10,000
Roundhill Sports Betting & iGaming ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Roundhill Sports Betting & iGaming ETF NAV
Account Value	$ 12,561	11,394		9,393		16,191		$ 16,828	$ 10,000
Roundhill Video Games ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Roundhill Video Games ETF NAV
Account Value	$ 14,076	10,923		9,637		17,053		20,527		$ 10,811	$ 10,000
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets All Cap USD Index TR
Account Value	$ 12,163	10,418		8,530		10,445	$ 10,000
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets All Cap USD Index TR
Account Value	$ 12,619	10,808		8,849	$ 10,000
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets All Cap USD Index TR
Account Value	$ 13,353	11,438	$ 10,000
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets All Cap USD Index TR
Account Value	$ 17,132	14,675		12,015		14,712		12,450	$ 10,000
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets All Cap USD Index TR
Account Value	$ 18,674	$ 15,995		$ 13,096		$ 16,036		$ 13,570		$ 11,600	$ 10,000